Remuneration of auditors	12 Months Ended
Jun. 30, 2026
Auditor's remuneration [abstract]
Remuneration of auditors	Remuneration of auditors
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2026	2025	2024
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	845,574	675,921	623,605
Other audit services(1)	97,486	76,569	33,180
Total audit and other assurance services	943,060	752,490	656,785

Other non-audit service	2,000	—	—
Total other non-audit service	2,000	—	—

Total remuneration of PricewaterhouseCoopers Australia	945,060	752,490	656,785

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	106,606	198,747	65,722
Total remuneration of Network firms of PricewaterhouseCoopers Australia	106,606	198,747	65,722
Total auditors' remuneration(2)	1,051,666	951,237	722,507
(1)Other audit services relates to services performed in connection with the filing of registration statements on the Form F-3.
(2)All services provided are considered audit fees for the purpose of SEC classification.